Expense Example {- Franklin LifeSmart™ Retirement Income Fund} - Franklin Retirement Income-09 - Franklin LifeSmart™ Retirement Income Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 602
3 years	846
5 years	1,109
10 years	1,859
Class C
Expense Example:
1 year	231
3 years	546
5 years	987
10 years	2,212
Class R
Expense Example:
1 year	81
3 years	392
5 years	725
10 years	1,668
Class R6
Expense Example:
1 year	25
3 years	204
5 years	398
10 years	960
Advisor Class
Expense Example:
1 year	30
3 years	235
5 years	457
10 years	$ 1,095